UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number                811-21698

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli (formerly, The Gabelli Global Gold, Natural Resources & Income Trust)

(Exact name of registrant as specified in charter)

One Corporate Center

                                     Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                     Rye, New York 10580-1422

(Name and address of agent for service)

registrant’s telephone number, including area code:    1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Semiannual Report — June 30, 2012

Caesar Bryan	Barbara G. Marcin, CFA	Vincent Hugonnard-Roche

To Our Shareholders,

For the six months ended June 30, 2012, the net asset value (“NAV”) total return of the GAMCO Global Gold, Natural Resources & Income Trust by Gabelli (the “Fund”) was (5.6)%, compared with total returns of 4.8% and (12.8)% for the Chicago Board Options Exchange (“CBOE”) Standard & Poor’s (“S&P”) 500 Buy/Write Index and the Philadelphia Gold & Silver Index, respectively. The total return for the Fund’s publicly traded shares was 0.7%. The Fund’s NAV per share was $13.08, while the price of the publicly traded shares closed at $13.41 on the NYSE MKT. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2012.

Comparative Results

Average Annual Returns through June 30, 2012 (a) (Unaudited)
					Since Inception
	Year to Date	1 Year	3 Year	5 Year	(03/31/05)
GAMCO Global Gold, Natural Resources & Income Trust by Gabelli
NAV Total Return (b)	(5.64)%	(16.39)%	11.44%	(4.01)%	4.30%
Investment Total Return (c)	0.67	(15.62)	10.80	(3.40)	3.80
CBOE S&P 500 Buy/Write Index	4.78	8.15	11.09	1.59	3.92
Barclays Government/Credit Bond Index	2.52	8.77	7.29	6.84	5.77
Amex Energy Select Sector Index	(3.00)	(10.25)	13.54	1.00	8.01
Philadelphia Gold & Silver Index	(12.79)	(21.67)	4.26	2.99	7.42
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The Barclays Government/Credit Bond Index is a market value weighted index that tracks the performance of fixed rate, publicly placed, dollar denominated obligations. The Philadelphia Gold & Silver Index is an unmanaged indicator of stock market performance of large North American gold and silver companies, while the Amex Energy Select Sector Index is an unmanaged indicator of stock market performance of large U.S. companies involved in the development or production of energy products. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE MKT and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2012:

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Long Positions
Metals and Mining	47.7%
Energy and Energy Services	33.8%
U.S. Government Obligations	18.5%

100.0%

Short Positions
Call Options Written	(1.7)%
Put Options Written	(1.0)%

(2.7)%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Shareholder Meeting – May 14, 2012 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 14, 2012 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, elected Salvatore M. Salibello and Anthonie C. van Ekris as Trustees of the Fund. A total of 71,909,073 votes and 71,800,760 votes were cast in favor of these Trustees and a total of 1,609,304 votes and 1,717,618 votes were withheld for these Trustees, respectively. In addition, preferred shareholders, voting as a separate class, elected James P. Conn as a Trustee of the Fund. A total of 3,684,741 votes were cast in favor of this Trustee and a total of 36,276 votes were withheld for this Trustee.

Anthony J. Colavita, Mario d’Urso, Vincent D. Enright, Frank J. Fahrenkopf, Jr., Michael J. Melarkey, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Schedule of Investments — June 30, 2012 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 80.5%
	Energy and Energy Services — 33.6%
280,000	Anadarko Petroleum Corp.	$24,446,830	$18,536,000
159,500	Apache Corp.	17,628,718	14,018,455
586,325	Baker Hughes Inc.(a)	30,277,082	24,097,957
855,000	BG Group plc	19,699,016	17,407,713
385,000	BP plc, ADR(a)	18,286,502	15,607,900
410,000	Cameron International Corp.†	24,343,936	17,511,100
250,000	Canadian Natural Resources Ltd.	9,785,000	6,712,500
500,000	Canadian Oil Sands Ltd.	11,677,736	9,684,707
100,000	Chevron Corp.	10,676,460	10,550,000
350,000	Cobalt International Energy Inc.†	10,385,825	8,225,000
307,692	Comanche Energy Inc.†(b)(c)(d)	1,849,998	0
385,000	Devon Energy Corp.	23,388,824	22,326,150
200,000	Encana Corp.	4,055,880	4,166,000
100,000	Ensco plc, Cl. A	5,630,600	4,697,000
400,000	Forest Oil Corp.†	5,279,480	2,932,000
666,600	Halliburton Co.(a)	22,683,091	18,924,774
240,000	Hess Corp.	14,487,819	10,428,000
200,000	Marathon Petroleum Corp.	7,977,967	8,984,000
8,600	Murphy Oil Corp.	453,358	432,494
530,000	Nabors Industries Ltd.†	11,898,589	7,632,000
250,000	National Oilwell Varco Inc.	19,706,627	16,110,000
100,000	Newfield Exploration Co.†	4,078,770	2,931,000
650,000	Nexen Inc.	13,837,135	10,978,500
156,800	Noble Energy Inc.	15,011,130	13,299,776
50,000	Occidental Petroleum Corp.	5,099,245	4,288,500
75,000	Oil States International Inc.†	5,243,611	4,965,000
507,000	Petroleo Brasileiro SA, ADR(a)	19,904,704	9,516,390
50,000	Pioneer Natural Resources Co.	4,325,971	4,410,500
200,000	Rowan Companies plc, Cl. A†	6,942,000	6,466,000
168,000	Royal Dutch Shell plc, Cl. A	5,872,885	5,650,342
430,000	Schlumberger Ltd.	32,018,259	27,911,300
150,000	Seadrill Ltd.	5,565,000	5,328,000
739,500	Suncor Energy Inc.(a)	24,445,400	21,408,525
1,000,000	Talisman Energy Inc.	21,173,786	11,460,000
510,000	Total SA, ADR	27,650,772	22,924,500
123,200	Transocean Ltd.(a)	8,317,407	5,510,736
1,235,500	Weatherford International Ltd.†(a)	24,316,953	15,604,365
175,000	Whiting Petroleum Corp.†	9,076,462	7,196,000

		527,498,828	418,833,184

	Metals and Mining — 46.9%
769,000	Agnico-Eagle Mines Ltd.(a)	52,649,717	31,113,740
300,000	Alacer Gold Corp.†	2,932,626	1,623,613
175,000	Allied Nevada Gold Corp.†	5,269,250	4,966,500
393,000	Anglo American plc	18,728,599	12,854,621

Shares		Cost	Market Value

683,500	AngloGold Ashanti Ltd., ADR(a)	$27,740,514	$23,471,390
445,585	Antofagasta plc	10,414,678	7,592,621
273,750	AuRico Gold Inc.†	2,701,912	2,192,738
750,000	Avocet Mining plc.	2,909,088	1,057,736
1,040,000	Barrick Gold Corp.(a)	45,685,938	39,072,800
176,100	BHP Billiton Ltd., ADR(a)	13,589,992	11,499,330
1,070,000	Centamin plc†	1,932,512	1,177,095
300,000	Compania de Minas Buenaventura SA, ADR	13,136,339	11,394,000
684,105	Comstock Mining Inc.†	1,299,799	1,689,739
83,000	Detour Gold Corp.†	1,325,850	1,672,066
1,100,000	Duluth Metals Ltd.†	2,601,986	1,609,861
1,650,000	Eldorado Gold Corp.	23,914,775	20,323,151
900,000	Extorre Gold Mines Ltd.†	4,513,953	3,721,638
590,200	Franco-Nevada Corp.	24,242,118	26,689,724
62,500	Franco-Nevada Corp.(d)	2,327,868	2,826,343
509,900	Freeport-McMoRan Copper & Gold Inc.(a)	22,874,121	17,372,293
538,500	Fresnillo plc	5,832,997	12,287,895
2,858,400	Gold Fields Ltd., ADR(a)	39,995,058	36,616,104
100,000	Gold Resource Corp.	1,991,037	2,599,000
790,000	Goldcorp Inc.(a)	36,009,693	29,688,200
1,141,600	Harmony Gold Mining Co. Ltd., ADR(a)	12,254,739	10,731,040
1,779,700	Hochschild Mining plc	10,118,158	13,102,956
195,000	Hummingbird Resources plc†	510,798	338,992
835,000	IAMGOLD Corp.	12,236,758	9,853,000
433,542	Ivanhoe Mines Ltd.†	6,491,763	4,196,688
2,115,500	Kinross Gold Corp., New York(a)	31,098,990	17,241,325
3,592	Kinross Gold Corp., Toronto	68,647	29,319
175,000	Kirkland Lake Gold Inc.†	2,951,435	1,883,901
574,000	La Mancha Resources Inc.†	1,810,966	1,409,488
250,600	Lundin Mining Corp., OTC†(a)	2,134,634	1,047,082
1,400,000	Lundin Mining Corp., Toronto†	9,916,584	5,802,966
321,000	MAG Silver Corp.†	2,088,214	2,825,027
375,000	Medusa Mining Ltd.	1,944,849	1,853,814
1,206,725	Newcrest Mining Ltd.(c)	36,661,130	28,406,306
649,500	Newmont Mining Corp.(a)	37,000,087	31,507,245
515,000	Osisko Mining Corp.†	3,975,676	3,540,910
1,047,511	PanAust Ltd.†	3,318,730	2,926,908
211,300	Peabody Energy Corp.(a)	12,890,871	5,181,076
850,000	Perseus Mining Ltd.†(e)	2,832,874	2,204,106
400,000	Queenston Mining Inc.†	2,018,236	1,343,679
340,000	Randgold Resources Ltd., ADR(a)	30,018,345	30,603,400
385,129	Red 5 Ltd.†	634,004	573,531
948,400	Red 5 Ltd., ASE†	1,523,719	1,412,350
400,000	Rio Tinto plc, ADR(a)	23,996,781	19,124,000
2,800,000	Romarco Minerals Inc.†	2,582,583	1,457,617

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Metals and Mining (Continued)
382,077	Royal Gold Inc.	$24,454,055	$29,954,837
500,000	SEMAFO Inc.	3,145,727	2,293,488
1,060,000	Silver Lake Resources Ltd.†	3,200,984	3,048,597
484,097	Vale SA, ADR(a)	13,843,667	9,609,325
108,476	Vale SA, Cl. P, ADR	1,750,000	2,116,357
207,000	Witwatersrand Consolidated Gold Resources Ltd.†	1,645,433	759,638
1,008,305	Xstrata plc	20,209,118	12,611,115
1,400,000	Yamana Gold Inc.(a)	15,914,977	21,560,000

		699,863,952	585,662,281

	TOTAL COMMON STOCKS	1,227,362,780	1,004,495,465

	RIGHTS — 0.0%
	Energy and Energy Services — 0.0%
3,800	CVR Energy Inc., expire 12/31/12	0	190

	Metals and Mining — 0.0%
433,542	Ivanhoe Mines Ltd., expire 07/19/12†	0	399,726

	TOTAL RIGHTS	0	399,916

	WARRANTS — 0.1%
	Energy and Energy Services — 0.0%
34,091	Comanche Energy Inc., Cl. A, expire 06/18/13†(b)(c)(d)	93,750	0
36,197	Comanche Energy Inc., Cl. B, expire 06/18/13†(b)(c)(d)	93,750	0
82,965	Comanche Energy Inc., Cl. C, expire 06/18/13†(b)(c)(d)	187,501	0

		375,001	0

	Metals and Mining — 0.1%
66,667	Duluth Metals Ltd., expire 01/18/13†(b)(c)(d)	0	0
87,500	Franco-Nevada Corp., expire 06/16/17†	0	507,072

		0	507,072

	TOTAL WARRANTS	375,001	507,072

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.3%
	Metals and Mining — 0.3%
$2,800,000	Detour Gold Corp., Cv. 5.500%, 11/30/17	2,800,000	2,720,900

Principal Amount			Cost	Market Value
$ 1,500,000	(f)	Wesdome Gold Inc. 7.000%, 05/24/17(b)(c)(e)	$1,473,695	$1,473,333

		TOTAL CONVERTIBLE CORPORATE BONDS	4,273,695	4,194,233

		CORPORATE BONDS — 0.6%
		Energy and Energy Services — 0.2%
4,144,074		Comanche Energy Inc., PIK, 15.500%, 06/13/13†(b)(c)(d)	4,078,465	0
2,000,000		OGX Petroleo e Gas Participacoes SA, 8.500%, 06/01/18(e)	1,880,669	1,790,000
500,000		Tesoro Corp., 9.750%, 06/01/19	484,865	567,500

			6,443,999	2,357,500

		Metals and Mining — 0.4%
5,000,000		Xstrata Canada Corp., 7.250%, 07/15/12	4,997,844	4,997,844

		TOTAL CORPORATE BONDS	11,441,843	7,355,344

		U.S. GOVERNMENT OBLIGATIONS — 18.5%
230,643,000		U.S. Treasury Bills, 0.065% to 0.150%††, 07/12/12 to 12/27/12(g)	230,567,564	230,575,128

TOTAL INVESTMENTS — 100.0%			$1,474,020,883	1,247,527,158

CALL OPTIONS WRITTEN
(Premiums received $31,661,485)				(21,403,701)

PUT OPTIONS WRITTEN

(Premiums received $10,897,040)				(12,397,783)

Other Assets and Liabilities (Net)				9,079,659

PREFERRED STOCK

(3,955,687 preferred shares outstanding)				(98,892,175)

NET ASSETS — COMMON STOCK

(85,949,221 common shares outstanding)				$1,123,913,158

NET ASSET VALUE PER COMMON SHARE

($1,123,913,158 ÷ 85,949,221 shares outstanding)				$13.08

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (h) — (2.7)%
	Call Options Written — (1.7)%
1,490	Agnico-Eagle Mines Ltd.	Aug. 12/40	$435,080
6,200	Agnico-Eagle Mines Ltd.	Aug. 12/42.50	985,800
3,000	Alacer Gold Corp.(i)	Jul. 12/11	29,467
1,750	Allied Nevada Gold Corp.	Sep. 12/35	91,875
2,800	Anadarko Petroleum Corp.	Aug. 12/75	280,000
403	Anglo American plc(j)	Sep. 12/2400	230,372
2,335	AngloGold Ashanti Ltd., ADR	Jul. 12/48	23,350
4,500	AngloGold Ashanti Ltd., ADR	Oct. 12/40	292,500
439	Antofagasta plc(j)	Dec. 12/1280	383,818
795	Apache Corp.	Jul. 12/95	21,465
800	Apache Corp.	Jul. 12/100	4,800
800	Apache Corp.	Oct. 12/92.50	284,000
2,700	AuRico Gold Inc.	Sep. 12/10	40,500
2,863	Baker Hughes Inc.	Jul. 12/48	17,178
1,500	Baker Hughes Inc.	Aug. 12/44	126,000
1,500	Baker Hughes Inc.	Oct. 12/44	277,500
5,350	Barrick Gold Corp.	Jul. 12/43	37,450
5,050	Barrick Gold Corp.	Oct. 12/46	176,750
325	BG Group plc(j)	Jul. 12/1350	97,982
280	BG Group plc(j)	Sep. 12/1200	194,045
390	BG Group plc(j)	Sep. 12/1400	229,049
1,761	BHP Billiton Ltd., ADR	Aug. 12/70	167,295
1,350	BP plc, ADR	Oct. 12/44	98,550
2,500	BP plc, ADR	Oct. 12/49	27,500
2,650	Cameron International Corp.	Aug. 12/50	66,250
1,450	Cameron International Corp.	Aug. 12/55	10,875
1,250	Canadian Natural Resources Ltd.	Sep. 12/39	6,250
5,000	Canadian Oil Sands Ltd.(i)	Oct. 12/22	171,889
1,000	Chevron Corp.	Sep. 12/105	370,000
2,500	Cobalt International Energy Inc.	Oct. 12/30	500,000
1,000	Cobalt International Energy Inc.	Oct. 12/35	125,000
3,000	Compania de Minas Buenaventura SA, ADR	Aug. 12/40	330,000
1,000	Devon Energy Corp.	Jul. 12/65	5,000
1,300	Devon Energy Corp.	Oct. 12/60	365,300
850	Devon Energy Corp.	Oct. 12/62.50	149,600
700	Devon Energy Corp.	Oct. 12/70	32,900
1,600	Eldorado Gold Corp.(i)	Aug. 12/12	93,508
3,000	Eldorado Gold Corp.(i)	Aug. 12/14	85,453
13,500	Eldorado Gold Corp.(i)	Aug. 12/15	198,900
1,000	Encana Corp.	Jul. 12/19	220,000
1,000	Encana Corp.	Jul. 12/20	140,000
1,000	Ensco plc, Cl. A	Sep. 12/55	55,000
4,000	Forest Oil Corp.	Aug. 12/15	20,000
2,825	Franco-Nevada Corp.(i)	Jul. 12/42	1,151,532
2,900	Franco-Nevada Corp.(i)	Jul. 12/44	712,111

Number of Contracts		Expiration Date/ Exercise Price	Market Value
802	Franco-Nevada Corp.(i)	Aug. 12/42	$368,269
698	Freeport-McMoRan Copper & Gold Inc.	Aug. 12/38	22,336
1,100	Freeport-McMoRan Copper & Gold Inc.	Aug. 12/39	26,400
1,000	Freeport-McMoRan Copper & Gold Inc.	Aug. 12/40	16,000
8,110	Gold Fields Ltd., ADR	Jul. 12/15	16,220
590	Gold Fields Ltd., ADR	Oct. 12/14	24,780
19,884	Gold Fields Ltd., ADR	Oct. 12/15	447,390
1,000	Gold Resource Corp.	Sep. 12/30	52,500
1,400	Goldcorp Inc.	Jul. 12/48	5,600
6,500	Goldcorp Inc.	Aug. 12/44	110,500
2,300	Halliburton Co.	Jul. 12/34	9,200
2,000	Halliburton Co.	Jul. 12/40	2,000
2,366	Halliburton Co.	Oct. 12/35	59,150
2,000	Harmony Gold Mining Co. Ltd., ADR	Aug. 12/10	50,000
3,800	Harmony Gold Mining Co. Ltd., ADR	Aug. 12/12	38,000
1,000	Harmony Gold Mining Co. Ltd., ADR	Aug. 12/13	12,500
4,616	Harmony Gold Mining Co. Ltd., ADR	Aug. 12/15	23,080
1,400	Hess Corp.	Aug. 12/55	7,000
1,000	Hess Corp.	Nov. 12/50	130,000
3,000	IAMGOLD Corp.	Sep. 12/14	90,000
2,650	IAMGOLD Corp.	Sep. 12/15	46,375
2,700	IAMGOLD Corp.	Sep. 12/18	27,000
535	Ivanhoe Mines Ltd.	Sep. 12/12	20,063
2,000	Ivanhoe Mines Ltd.	Sep. 12/22	20,000
1,571	Kinross Gold Corp.	Aug. 12/10	14,139
5,800	Kinross Gold Corp.	Aug. 12/13	11,600
3,100	Kinross Gold Corp.	Nov. 12/10	103,850
750	Kirkland Lake Gold Inc.(i)	Jul. 12/17	7,367
8,506	Lundin Mining Corp.(i)	Jul. 12/6	83,548
3,000	Lundin Mining Corp.(i)	Oct. 12/5	58,933
5,000	Lundin Mining Corp.(i)	Oct. 12/6	29,467
2,000	Marathon Petroleum Corp.	Jul. 12/42.50	618,000
1,800	Nabors Industries Ltd.	Sep. 12/18	46,800
2,000	Nabors Industries Ltd.	Sep. 12/19	31,000
2,500	National Oilwell Varco Inc.	Aug. 12/75	82,500
1,000	Newfield Exploration Co.	Sep. 12/40	15,000
3,250	Newmont Mining Corp.	Sep. 12/55	230,750
2,601	Newmont Mining Corp.	Sep. 12/60	62,424
2,500	Nexen Inc.	Sep. 12/21	37,500
4,000	Nexen Inc.	Sep. 12/22	40,000
568	Noble Energy Inc.	Aug. 12/92.50	55,380
500	Noble Energy Inc.	Aug. 12/105	5,000
500	Noble Energy Inc.	Nov. 12/97.50	82,500
250	Occidental Petroleum Corp.	Aug. 12/105	1,875

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (h) (Continued)
	Call Options Written (Continued)
250	Occidental Petroleum Corp.	Aug. 12/110	$1,000
750	Oil States International Inc.	Sep. 12/75	118,125
2,000	Osisko Mining Corp.(i)	Oct. 12/10	34,378
700,000	PanAust Ltd.(k)	Sep. 12/2.90	66,701
1,000	Peabody Energy Corp.	Sep. 12/30	50,000
1,113	Peabody Energy Corp.	Sep. 12/36	8,904
1,250	Randgold Resources Ltd., ADR	Sep. 12/95	587,500
1,550	Randgold Resources Ltd., ADR	Sep. 12/97.50	534,750
600	Randgold Resources Ltd., ADR	Sep. 12/100	165,000
2,500	Rio Tinto plc, ADR	Jul. 12/60	12,500
1,500	Rio Tinto plc, ADR	Oct. 12/50	420,000
2,000	Rowan Companies plc, Cl. A	Oct. 12/34	390,000
168	Royal Dutch Shell plc, Cl. A(j)	Sep. 12/2200	126,294
597	Royal Gold Inc.	Jul. 12/67.50	656,700
500	Royal Gold Inc.	Jul. 12/70	435,000
600	Royal Gold Inc.	Jul. 12/72.50	402,000
2,123	Royal Gold Inc.	Oct. 12/70	2,314,070
1,550	Schlumberger Ltd.	Aug. 12/70	155,000
1,550	Schlumberger Ltd.	Aug. 12/72.50	77,500
1,200	Schlumberger Ltd.	Aug. 12/75	28,800
1,500	Seadrill Ltd.	Oct. 12/37.85	157,500
3,695	Suncor Energy Inc.	Sep. 12/30	476,655
3,700	Suncor Energy Inc.	Sep. 12/33	166,500
12,500	Talisman Energy Inc.	Jul. 12/15	62,500
2,500	Talisman Energy Inc.	Oct. 12/13	110,000
5,100	Total SA, ADR	Aug. 12/50	56,100
1,232	Transocean Ltd.	Aug. 12/55	18,480
4,570	Vale SA, ADR	Sep. 12/22	201,080
3,000	Weatherford International Ltd.	Aug. 12/14	90,000
6,355	Weatherford International Ltd.	Aug. 12/16	41,307
3,000	Weatherford International Ltd.	Aug. 12/17	13,500
1,750	Whiting Petroleum Corp.	Sep. 12/55	35,000
756	Xstrata plc(j)	Jul. 12/1200	59,200
252	Xstrata plc(j)	Dec. 12/1100	54,267
9,500	Yamana Gold Inc.	Jul. 12/16	228,000
4,500	Yamana Gold Inc.	Oct. 12/16	445,500

	TOTAL CALL OPTIONS WRITTEN
	(Premiums received $31,661,485)		21,403,701

	Put Options Written — (1.0)%
182	Agnico-Eagle Mines Ltd.	Aug. 12/32.50	7,553
1,500	Agnico-Eagle Mines Ltd.	Nov. 12/35	315,000
700	Anadarko Petroleum Corp.	Nov. 12/62.50	353,500

Number of Contracts		Expiration Date/ Exercise Price	Market Value
700	Apache Corp.	Oct. 12/85	$354,200
1,000	Baker Hughes Inc.	Jul. 12/44	327,500
1,200	Cabot Oil & Gas Corp.	Oct. 12/28	90,000
1,200	Canadian Natural Resources Ltd.	Sep. 12/30	468,000
12,000	Cheniere Energy Inc.	Sep. 12/10	540,000
3,000	Chesapeake Energy Corp.	Oct. 12/10	114,000
1,000	Chevron Corp.	Sep. 12/100	258,000
2,000	Cobalt International Energy Inc.	Oct. 12/20	500,000
1,000	ConocoPhillips	Nov. 12/50	164,000
800	ConocoPhillips	Nov. 12/52.50	181,200
2,000	Denbury Resources Inc.	Sep. 12/15	240,000
500	Devon Energy Corp.	Oct. 12/52.50	96,500
2,500	Encana Corp.	Jul. 12/18	25,000
1,200	Ensco plc, Cl. A	Sep. 12/40	120,000
650	EOG Resources Inc.	Oct. 12/75	183,950
1,500	FMC Technologies Inc.	Jul. 12/45	900,000
3,000	Forest Oil Corp.	Aug. 12/8	345,000
700	Freeport-McMoRan Copper & Gold Inc.	Aug. 12/38	363,300
1,000	Halliburton Co.	Oct. 12/25	104,000
1,800	Harmony Gold Mining Co. Ltd., ADR	Aug. 12/11	315,000
1,000	Hess Corp.	Aug. 12/47.50	480,000
1,100	Ivanhoe Mines Ltd.	Sep. 12/16	731,500
1,100	Ivanhoe Mines Ltd.	Jan. 13/17.50	924,000
6,000	Kinross Gold Corp.	Aug. 12/7	102,000
1,000	Marathon Oil Corp.	Oct. 12/24	132,000
600	Marathon Petroleum Corp.	Jul. 12/32.50	9,000
1,414	Murphy Oil Corp.	Jul. 12/55	699,930
3,000	Nabors Industries Ltd.	Sep. 12/16	675,000
500	National Oilwell Varco Inc.	Aug. 12/72.50	437,500
1,200	Newmont Mining Corp.	Sep. 12/44	175,200
600	Occidental Petroleum Corp.	Aug. 12/75	61,800
1,000	Oil States International Inc.	Sep. 12/65	465,000
2,500	Petroleo Brasileiro SA	Oct. 12/18	350,000
500	Randgold Resources Ltd., ADR	Sep. 12/85	222,500
300	Royal Gold Inc.	Jul. 12/65	4,500
1,000	Sasol Ltd.	Sep. 12/40	187,500
1,000	Suncor Energy Inc.	Sep. 12/25	69,500
1,700	The Williams Companies Inc.	Nov. 12/28	305,150

	TOTAL PUT OPTIONS WRITTEN
	(Premiums received $10,897,040)		12,397,783

	TOTAL OPTIONS CONTRACTS WRITTEN
	(Premiums received $42,558,525)		$33,801,484

(a)	Securities, or a portion thereof, with a value of $231,612,049 were pledged as collateral for options written.
(b)	Illiquid security.

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

(c)

Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2012, the market value of fair valued securities amounted to $29,879,639 or 2.40% of total investments.

(d)	At June 30, 2012, the Fund held investments in restricted securities amounting to $2,826,343 or 0.23% of investments, which were valued under methods approved by the Board of Trustees as follows:

Acquisition Shares/ Principal Amount	Issuer	Acquisition Date	Acquisition Cost	06/30/12 Carrying Value Per Unit
307,692	Comanche Energy Inc.	06/17/08	$1,849,998	—
62,500	Franco-Nevada Corp.	03/02/10	2,327,868	$45.2215
34,091	Comanche Energy Inc., Cl. A Warrants expire 06/18/13	06/17/08	93,750	—
36,197	Comanche Energy Inc., Cl. B Warrants expire 06/18/13	06/17/08	93,750	—
82,965	Comanche Energy Inc., Cl. C Warrants expire 06/18/13	06/17/08	187,501	—
66,667	Duluth Metals Ltd., Warrants expire 01/18/13	08/19/11	—	—
$4,144,074	Comanche Energy Inc., PIK, 15.50%, 06/13/13	06/17/08	4,078,465	—
(e)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the market value of Rule 144A securities amounted to $5,467,439 or 0.44% of total investments. Except as noted in (b), these securities are liquid.

(f)	Principal amount denoted in Canadian Dollars.
(g)	At June 30, 2012, $177,445,000 of the principal amount was pledged as collateral for options written.
(h)	At June 30, 2012, the Fund had entered into over-the-counter Option Contracts Written with Pershing LLC and Morgan Stanley.
(i)	Exercise price denoted in Canadian dollars.
(j)	Exercise price denoted in British pence.
(k)	Exercise price denoted in Australian dollars.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
PIK	Payment-in-kind

Geographic Diversification	% of Market Value	Market Value
Long Positions
North America	69.9%	$872,018,984
Europe	15.4	192,331,091
South Africa	5.7	71,578,172
Latin America	4.8	59,673,968
Asia/Pacific	4.2	51,924,943

Total Investments	100.0%	$1,247,527,158

Short Positions
North America	(2.5)%	$(31,289,755)
Europe	(0.1)	(1,765,028)
Latin America	(0.1)	(680,000)
Asia/Pacific	(0.0)	(66,701)

Total Investments	(2.7)%	$(33,801,484)

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Statement of Assets and Liabilities
June 30, 2012 (Unaudited)
Assets:
Investments, at value (cost $1,474,020,883)	$1,247,527,158
Foreign currency, at value (cost $504,595)	500,851
Cash	2,505
Deposit at brokers	2,262,857
Receivable for Fund shares sold	6,096,298
Receivable for investments sold	649,243
Dividends and interest receivable	1,075,249
Prepaid expense	13,994
Deferred offering expense	6,833

Total Assets	1,258,134,988

Liabilities:
Call options written (premiums received $31,661,485)	21,403,701
Put options written (premiums received $10,897,040)	12,397,783
Distributions payable	109,193
Payable for investments purchased	81,975
Payable for investment advisory fees	978,159
Payable for payroll expenses	80,799
Payable for accounting fees	3,750
Other accrued expenses	274,295

Total Liabilities	35,329,655

Preferred Shares:
Series A Cumulative Preferred Shares (6.625%, $25 liquidation value, $0.001 par value, 4,000,000 shares authorized with 3,955,687 shares issued and outstanding)	98,892,175

Net Assets Attributable to Common Shareholders	$1,123,913,158

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$1,352,080,405
Accumulated distributions in excess of net investment income	(8,886,838)
Accumulated net realized loss on investments, written options, and foreign currency transactions	(1,539,901)
Net unrealized depreciation on investments	(226,493,725)
Net unrealized appreciation on written options	8,757,041
Net unrealized depreciation on foreign currency translations	(3,824)

Net Assets	$1,123,913,158

Net Asset Value per Common Share:
($1,123,913,158 ÷ 85,949,221 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$13.08

Statement of Operations
For the Six Months Ended June 30, 2012 (Unaudited)
Investment Income:
Dividends (net of foreign withholding taxes of $623,039)	$9,172,820
Interest	500,304

Total Investment Income	9,673,124

Expenses:
Investment advisory fees	6,129,362
Shareholder communications expenses	244,307
Legal and audit fees	119,701
Trustees’ fees	112,473
Offering expense for issuance of common shares	82,762
Custodian fees	62,475
Payroll expenses	54,938
Accounting fees	22,500
Shareholder services fees	12,676
Miscellaneous expenses	69,250

Total Expenses	6,910,444

Net Investment Income	2,762,680

Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency:
Net realized gain on investments	8,992,617
Net realized gain on written options	42,284,368
Net realized loss on foreign currency transactions	(306,142)

Net realized gain on investments, written options, and foreign currency transactions	50,970,843

Net change in unrealized appreciation/depreciation:
on investments	(118,350,418)
on written options	(1,867,493)
on foreign currency translations	(6,156)

Net change in unrealized appreciation/ depreciation on investments, written options, and foreign currency translations	(120,224,067)

Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency	(69,253,224)

Net Decrease in Net Assets Resulting from Operations	(66,490,544)

Total Distributions to Preferred Stock Shareholders	(3,294,002)

Net Decrease in Net Assets Attributable to Common Shareholders Resulting from Operations	$(69,784,546)

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
Operations:
Net investment income	$ 2,762,680		$ 1,768,830
Net realized gain on investments, written options, and foreign currency transactions	50,970,843		111,017,527
Net change in unrealized depreciation on investments, written options, and foreign currency translations	(120,224,067)		(240,029,895)

Net Decrease in Net Assets Resulting from Operations	(66,490,544)		(127,243,538)

Distributions to Preferred Shareholders:
Net investment income	(230,580	)*	(361,340)
Net realized short-term gain	(3,063,422	)*	(4,995,736)
Net realized long-term gain.	—		(1,194,531)

Total Distributions to Preferred Shareholders.	(3,294,002)		(6,551,607)

Net Decrease in Net Assets Attributable to Common Shareholders Resulting from Operations	(69,784,546)		(133,795,145)

Distributions to Common Shareholders:
Net investment Income	(2,640,234	)*	(5,809,261)
Net realized short-term gain	(34,323,049	)*	(80,316,354)
Net realized long-term gain.	—		(19,204,452)
Return of capital	(29,042,579	)*	(3,369,928)

Total Distributions to Common Shareholders	(66,005,862)		(108,699,995)

Fund Share Transactions:
Net increase in net assets from common shares issued in offering	147,198,832		317,451,924
Net increase in net assets from common shares issued upon reinvestment of distributions	5,377,300		11,816,926

Net Increase in Net Assets from Fund Share Transactions	152,576,132		329,268,850

Net Increase in Net Assets Attributable to Common Shareholders	16,785,724		86,773,710

Net Assets Attributable to Common Shareholders:
Beginning of period	1,107,127,434		1,020,353,724

End of period (including undistributed net investment income of $0 and $0, respectively)	$1,123,913,158		$1,107,127,434

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30, 2012		Year Ended December 31,
	(Unaudited)		2011		2010	2009	2008	2007
Operating Performance:
Net asset value, beginning of period	$14.70		$18.25		$15.91	$10.39	$29.48	$24.10

Net investment income/(loss)	0.07		0.11		0.17	0.12	0.10	(0.02)
Net realized and unrealized gain/(loss) on investments, swap contracts, securities sold short, written options, and foreign currency transactions	(0.90)		(2.00)		3.61	7.06	(17.18)	7.61

Total from investment operations	(0.83)		(1.89)		3.78	7.18	(17.08)	7.59

Distributions to Preferred Shareholders: (a)
Net investment income	(0.00	)*(b)	(0.00	)(b)	(0.03)	(0.11)	(0.08)	(0.01)
Net realized gain	(0.04	)*	(0.10)		(0.12)	(0.18)	(0.28)	(0.07)

Total distributions to preferred shareholders	(0.04)		(0.10)		(0.15)	(0.29)	(0.36)	(0.08)

Distributions to Common Shareholders:
Net investment income	(0.03	)*	(0.09)		(0.31)	(0.26)	(0.13)	(0.15)
Net realized gain	(0.44	)*	(1.54)		(1.37)	(0.45)	(0.48)	(1.78)
Return of capital	(0.37	)*	(0.05)		—	(0.97)	(1.07)	—

Total distributions to common shareholders	(0.84)		(1.68)		(1.68)	(1.68)	(1.68)	(1.93)

Fund Share Transactions:
Increase in net asset value from common share transactions	0.09		0.12		0.39	0.31	0.01	0.00 (b)
Increase in net asset value from repurchases of preferred shares	—		—		—	0.00 (b)	0.01	—
Offering costs for preferred shares charged to paid-in capital	—		—		—	—	0.01	(0.20)

Total fund share transactions	0.09		0.12		0.39	0.31	0.03	(0.20)

Net Asset Value, End of Period	$13.08		$14.70		$18.25	$15.91	$10.39	$29.48

NAV total return †	(5.64)%		(11.00)%		27.25%	74.36%	(61.59)%	31.47%

Market value, end of period	$13.41		$14.11		$19.27	$16.34	$13.10	$29.15

Investment total return ††	0.67%		(18.98)%		30.77%	40.14%	(50.94)%	27.40%

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30, 2012		Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$1,222,805		$1,206,020	$1,119,246	$620,047	$289,046	$633,253
Net assets attributable to common shares, end of period (in 000’s)	$1,123,913		$1,107,127	$1,020,354	$521,155	$190,109	$533,253
Ratio of net investment income/(loss) to average net assets attributable to common shares	0.49	%(c)	0.16%	0.41%	1.44%	0.39%	(0.09)%
Ratio of operating expenses to average net assets attributable to common shares(d)	1.23	%(c)	1.27%	1.33%	1.78%	1.69%	1.45%
Ratio of operating expenses to average net assets including liquidation value of preferred shares(d)	1.13	%(c)	1.16%	1.17%	1.35%	1.37%	1.39%
Portfolio turnover rate†††	14.9%		66.4%	51.5%	61.0%	41.5%	71.3%
Preferred Shares:
6.625% Series A Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$ 98,892		$98,892	$98,892	$98,892	$98,937	$100,000
Total shares outstanding (in 000’s)	3,956		3,956	3,956	3,956	3,957	4,000
Liquidation preference per share	$ 25.00		$25.00	$25.00	$25.00	$25.00	$25.00
Average market value(e)	$ 25.97		$26.10	$26.01	$24.60	$24.10	$24.16
Asset coverage per share	$ 309.13		$304.88	$282.95	$156.75	$73.04	$158.31
Asset coverage	1,237%		1,220%	1,132%	627%	292%	633%

†

Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for a period of less than one year is not annualized.

††

Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

†††

Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the year ended December 31, 2007 would have been 77.7%.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based upon average common shares outstanding on the record dates throughout the periods.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)

The Fund incurred interest expense during the years ended December 31, 2008 and 2007. If interest expense had not been incurred, the ratio of operating expenses to average net assets attributable to common shares would have been 1.54% and 1.33%, respectively, and for 2008 and 2007, the ratio of operating expenses to average net assets including liquidation value of preferred shares would have been 1.25% and 1.27%, respectively. For the years ended December 31, 2011, 2010, and 2009, the effect of interest expense was minimal.

(e)	Based on weekly prices.

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Notes to Financial Statements (Unaudited)

1. Organization. GAMCO Global Gold, Natural Resources & Income Trust by Gabelli (the “Fund”) is a non-diversified closed-end management investment company organized as a Delaware statutory trust on January 4, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Investment operations commenced on March 31, 2005.

The Fund’s primary investment objective is to provide a high level of current income. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and its primary objective. The Fund will attempt to achieve its objectives, under normal market conditions, by investing 80% of its assets in equity securities of companies principally engaged in the gold and natural resources industries. As part of its investment strategy, the Fund intends to earn income through an option strategy of writing (selling) covered call options on equity securities in its portfolio. The Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, mining, fabrication, processing, distribution, or trading of gold, or the financing, managing and controlling, or operating of companies engaged in “gold related” activities (“Gold Companies”). In addition, the Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, production, or distribution of natural resources, such as gas and oil, paper, food and agriculture, forestry products, metals, and minerals as well as related transportation companies and equipment manufacturers (“Natural Resources Companies”). The Fund may invest in the securities of companies located anywhere in the world.

The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Notes to Financial Statements (Unaudited) (Continued)

does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Other Significant Unobservable Inputs	Total Market Value at 6/30/12
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Energy Services	$418,833,184	—	$ 0	$ 418,833,184
Metals and Mining	557,255,975	$ 28,406,306	—	585,662,281

Total Common Stocks	976,089,159	28,406,306	0	1,004,495,465

Rights(a)	399,726	—	190	399,916

Warrants:
Energy and Energy Services	—	—	0	0
Metals and Mining	507,072	—	0	507,072

Total Warrants	507,072	—	0	507,072

Convertible Corporate Bonds(a)	—	4,194,233	—	4,194,233
Corporate Bonds(a)	—	7,355,344	0	7,355,344
U.S. Government Obligations	—	230,575,128	—	230,575,128

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$976,995,957	$270,531,011	$190	$1,247,527,158

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Notes to Financial Statements (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Other Significant Unobservable Inputs	Total Market Value at 6/30/12
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
EQUITY CONTRACTS:
Call Options Written	$(11,719,293)	$ (9,684,408)	—	$(21,403,701)
Put Options Written	(3,275,053)	(9,122,730)	—	(12,397,783)

TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(14,994,346)	$(18,807,138)	—	$(33,801,484)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended June 30, 2012. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Quantitative Information.

    General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

    Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Notes to Financial Statements (Unaudited) (Continued)

monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2012, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

    Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. During the six months ended June 30, 2012, the Fund held no investments in equity contract for difference swap agreements.

    Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Notes to Financial Statements (Unaudited) (Continued)

options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at June 30, 2012 are reflected within the Schedule of Investments.

The Fund’s volume of activity in equity options contracts during the six months ended June 30, 2012 had an average monthly premium amount of approximately $42,613,744. Please refer to Note 4 for option activity during the six months ended June 30, 2012.

As of June 30, 2012, the value of equity option positions can be found in the Statement of Assets and Liabilities under Liabilities, Call options written and Put options written. For the six months ended June 30, 2012, the effect of equity option positions can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency, Net realized gain on written options and Net change in unrealized appreciation/depreciation on written options.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At June 30, 2012, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Notes to Financial Statements (Unaudited) (Continued)

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 110% of the 90 day Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Distributions to shareholders of the Fund’s 6.625% Series A Cumulative Preferred Shares (“Series A Preferred”) are accrued on a daily basis.

The tax character of distributions paid during the year ended December 31, 2011 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income
(inclusive of short-term capital gains)	$86,125,615	$5,357,076
Net long-term capital gains	19,204,452	1,194,531
Return of capital	3,369,928	—

Total distributions paid	$108,699,995	$6,551,607

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Notes to Financial Statements (Unaudited) (Continued)

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of December 31, 2011, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized depreciation on investments, written options, and foreign currency translations	$(115,853,119)
Qualified late year loss deferral(a)	(3,224,719)
Other temporary differences*	(2,341,580)

Total	$(121,419,418)

(a)

Under the current law, qualified late year losses realized after October 31 and prior to the Fund’s year end may be elected as occurring on the first day of the following year. For the year ended December 31, 2011, the Fund elected to defer $3,224,719 of late year ordinary losses.

*	Other temporary differences are primarily due to outstanding straddle losses and adjustments on distributions payables.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The following summarizes the tax cost of investments, written options, and the related net unrealized appreciation/depreciation at June 30, 2012:

	Cost/ Premiums	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Investments	$1,489,542,620	$28,762,031	$(270,777,493)	$(242,015,462)
Written options	(42,558,525)	17,885,797	(9,128,756)	8,757,041

		$46,647,828	$(279,906,249)	$(233,258,421)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2012, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2012, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2008 through December 31, 2011 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Agreements and Transactions with Affiliates. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Notes to Financial Statements (Unaudited) (Continued)

Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2012, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). For the six months ended June 30, 2012, the Fund paid or accrued $54,938 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $15,000 plus $2,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the Audit Committee Chairman receives an annual fee of $3,000, the Nominating Committee Chairman and the Lead Trustee each receive an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2012, other than short-term securities and U.S. Government obligations, aggregated $364,199,076 and $157,919,825, respectively.

Written options activity for the Fund for the six months ended June 30, 2012 was as follows:

	Number of Contracts	Premiums
Options outstanding at December 31, 2011.	241,376	$34,990,879
Stock splits on options	—	—
Options written	1,485,063	76,541,259
Options repurchased.	(207,216)	(28,262,365)
Options expired	(240,804)	(32,642,537)
Options exercised	(198,009)	(8,068,711)

Options outstanding at June 30, 2012.	1,080,410	$42,558,525

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares in the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2012 and the year ended December 31, 2011, the Fund did not repurchase any shares of beneficial interest.

The Fund filed a third $750,000,000 shelf offering with the SEC that was effective February 3, 2011, enabling the Fund to offer additional common and preferred shares. The Fund filed a second $350,000,000 shelf offering with the SEC that was effective February 10, 2010, enabling the Fund to offer additional common and preferred shares. The first $350,000,000 shelf offering became effective September 24, 2007. This shelf offering also gave the Fund the ability to offer additional common and preferred shares.

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Notes to Financial Statements (Unaudited) (Continued)

On October 16, 2007, the Fund completed the placement of $100 million of Series A Preferred. The Fund received net proceeds of $96,450,000 (after underwriting discounts of $3,150,000 and offering expenses of $400,000) from the public offering of 4,000,000 shares of Series A Preferred. The Series A Preferred are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A Preferred are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Series A Preferred. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A Preferred at the redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet the requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

Commencing October 16, 2012, and at any time thereafter, the Fund, at its option, may redeem the Series A Preferred in whole or in part at the redemption price. The Board has authorized the repurchase of the Series A Preferred in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2012, the Fund did not repurchase any shares of Series A Preferred. At June 30, 2012, 3,955,687 Series A Preferred were outstanding and accrued dividends amounted to $109,193.

The following table summarizes the data relating to “at the market” offering of the Fund’s common shares:

Year	Shares Issued	Net Proceeds	Sales Manager Commissions	Offering Expenses	Net Proceeds in Excess of NAV
2012	10,242,609	$147,198,832	$1,306,980	$ 82,762	$7,393,953
2011	18,712,456	317,451,924	3,206,585	336,311	7,892,843

As of June 30, 2012, after considering the issuance of the preferred and common shares, the Fund has approximately $290 million available for issuance under the shelf offering.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Shares issued pursuant to shelf offerings	10,242,609	$147,198,832	18,712,456	$317,451,924
Net increase from shares issued upon reinvestment of distributions.	370,163	5,377,300	712,143	11,816,926

Total	10,612,772	$152,576,132	19,424,599	$329,268,850

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Notes to Financial Statements (Unaudited) (Continued)

7. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

8. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there was a subsequent event requiring recognition or disclosure in the financial statements.

On July 12, 2012, Moody’s Investor Services changed its rating on the Series A Preferred.

Management has evaluated the impact on the Fund of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Board Consideration and Approval of Advisory Agreement (Unaudited)

At its meeting on February 29, 2012, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the performance of the Fund since inception against a peer group of sector options arbitrage and options strategies closed-end funds prepared by Lipper. The Independent Board Members noted that the Fund’s performance was in the lowest quartile for the one year period, in the top quartile for the three year period and in the third quartile for the five year period.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential sharing of economies of scale.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of options arbitrage and options strategies closed-end funds and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that within this group, the Fund’s expense ratios were higher than average and the Fund’s size was somewhat above average. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds, except for the presence of leverage and fees chargeable on assets attributable to leverage in certain circumstances. The Independent Board Members recognized that the Adviser and its affiliates did not manage other accounts with similar strategies that had fees lower than those charged for the Fund.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services, and that the performance record had been both excellent and poor during various reporting periods and that the Independent Board Members would continue to review performance carefully as the Fund’s performance record lengthened. The Independent Board Members concluded that the profitability to the Adviser of managing the Fund was reasonable and that economies of scale were not a significant factor in their thinking. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Board Consideration and Approval of Advisory Agreement (Unaudited) (Continued)

Based on a consideration of all these factors in their totality, the Board, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board determined to approve the continuation of the Fund’s Advisory Agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

Enrollment in the Plan

It is the policy of GAMCO Global Gold, Natural Resources & Income Trust by Gabelli (the “Fund”) to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder, you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit shares of common stock to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their stock certificates to American Stock Transfer (“AST”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

c/o American Stock Transfer

6201 15th Avenue

Brooklyn, NY 11219

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact AST at (888) 422-3262.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name, your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of shares of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common stock. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, AST will buy common stock in the open market, or on the NYSE or elsewhere, for the participants’ accounts, except that AST will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan

The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to AST for investments in the Fund’s shares at the then current market price. Shareholders may send an amount from $250 to $10,000. AST will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. AST will charge each shareholder who participates a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to American Stock Transfer, 6201 15th Avenue, Brooklyn, NY 11219 such that AST receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by AST at least 48 hours before such payment is to be invested.

Shareholders wishing to liquidate shares held at AST must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $1.00 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

For more information regarding the Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by AST on at least 90 days written notice to participants in the Plan.

GAMCO GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST by Gabelli

AND YOUR PERSONAL PRIVACY

Who are we?

The GAMCO Global Gold, Natural Resources & Income Trust by Gabelli (the “Fund”) is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•

Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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TRUSTEES AND OFFICERS

GAMCO GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST by Gabelli

One Corporate Center, Rye, NY 10580-1422

Trustees
Anthony J. Colavita
President,
Anthony J. Colavita, P.C.

James P. Conn
Former Managing Director & Chief Investment Officer,
Financial Security Assurance Holdings Ltd.

Mario d’Urso
Former Italian Senator

Vincent D. Enright
Former Senior Vice President & Chief Financial Officer, KeySpan Corp.

Frank J. Fahrenkopf, Jr.
President & Chief Executive Officer, American Gaming Association

Michael J. Melarkey
Attorney-at-Law,
Avansino, Melarkey, Knobel & Mulligan

Salvatore M. Salibello
Certified Public Accountant, Salibello & Broder, LLP

Anthonie C. van Ekris
Chairman, BALMAC International, Inc.

Salvatore J. Zizza
Chairman, Zizza & Associates Corp.

Officers
Bruce N. Alpert
President & Acting Chief Compliance Officer

Agnes Mullady
Treasurer & Secretary

Carter W. Austin
Vice President

Molly A.F. Marion
Vice President & Ombudsman

Laurissa M. Martire
Vice President & Ombudsman

David I. Schachter
Vice President

Investment Adviser

Gabelli Funds, LLC One Corporate Center Rye, New York 10580-1422

Custodian

The Bank of New York Mellon

Counsel

Skadden, Arps, Slate, Meagher & Flom LLP

Transfer Agent and Registrar

American Stock Transfer and Trust Company

Stock Exchange Listing

		6.625%
	Common	Preferred

NYSE MKT–Symbol:	GGN	GGN PrA
Shares Outstanding:	85,949,221	3,955,687

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGNX.”

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/12 through 01/31/12	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 75,701,985 Preferred Series A – 3,955,687
Month #2 02/01/12 through 02/29/12	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 77,355,365 Preferred Series A – 3,955,687
Month #3 03/01/12 through 03/31/12	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 78,023,199 Preferred Series A – 3,955,687
Month #4 04/01/12 through 04/30/12	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 78,085,957 Preferred Series A – 3,955,687
Month #5 05/01/12 through 05/31/12	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 81,956,422 Preferred Series A – 3,955,687
Month #6 06/01/12 through 06/30/12	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common - 85,949,221 Preferred Series A – 3,955,687
Total	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.

The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.

The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) GAMCO Global Gold, Natural Resources & Income Trust by Gabelli (formerly, The Gabelli Global Gold, Natural Resources & Income Trust)

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/7/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/7/12

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/7/12

*  Print the name and title of each signing officer under his or her signature.